Shareholder Report, Average Annual Return (Details)	12 Months Ended	52 Months Ended	60 Months Ended	78 Months Ended
	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024	Dec. 31, 2024 [1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)
Average Annual Return, Percent	3.28%		0.83%	1.88%
Empower Core Strategies: Flexible Bond Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)
Average Annual Return, Percent	2.99%	(1.28%)
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)
Average Annual Return, Percent	2.89%		2.50%	2.83%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)
Average Annual Return, Percent	2.53%	1.12%
Empower Core Strategies: International Equity Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)
Average Annual Return, Percent	3.14%		4.32%	4.38%
Empower Core Strategies: International Equity Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)
Average Annual Return, Percent	2.87%	6.17%
Empower Core Strategies: U.S. Equity Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)
Average Annual Return, Percent	21.66%		13.66%	12.58%
Empower Core Strategies: U.S. Equity Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)
Average Annual Return, Percent	21.28%	14.08%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(1.98%)	(0.33%)	1.34%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE ® Index
Average Annual Return, Percent	3.82%	6.60%	4.73%	4.69%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	23.81%	13.22%	13.86%	13.38%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index
Average Annual Return, Percent	3.09%	1.55%	2.69%	3.07%

[1]	Institutional Class inception date was June 25, 2018.
[2]	Investor Class inception date was September 3, 2020.